Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Treasury Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 11, 2020